Related parties	12 Months Ended
Dec. 31, 2021
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Related parties
32.	Related parties
TRANSACTIONS WITH DIRECTORS AND EXECUTIVE COMMITTEE MEMBERS (KEY MANAGEMENT PERSONNEL)
AB InBev’s Executive Committee members’ compensation consists of short-term employee benefits (primarily salaries) and post-employment benefits from pension plans of their respective country – see also Note 24
Employee Benefits
. Key management personnel are also eligible for the company’s share option; restricted stock and/or share swap program (see Note 25
Share-based Payments
). Total directors and Executive Committee compensation included in the income statement can be detailed as follows:

	2021		2020		2019
Million US dollar	Directors	Executive Committee 1	Directors	Executive Committee	Directors	Executive Committee
Short-term employee benefits	2	24	2	4	2	9
Termination benefits	—	—	—	2	—	1
Share-based payment	—	33	—	7	—	25

	2	57	2	13	2	35

Directors’ compensation consists mainly of directors’ fees.
During 2021, AB InBev entered into the following transactions:

•
The acquisition, through Grupo Modelo and its subsidiaries, of information technology and infrastructure services for a consideration of approximately 1m US dollar from a company in which one of the company’s Board Member had significant influence as of 31 December 2021 (2020: 1m US dollar; 2019: 2m US dollar).

•
The lease of commercial premises from and the sale of malt-based beverages and beer to companies in which one of the company’s Board Member had a significant influence as of 31 December 2021. The transactions happened mainly through AB InBev’s subsidiary Bavaria S.A. for an aggregated consideration of approximately 19m US dollar (2020: 13m US dollar; 2019: 11m US dollar). The outstanding balance of these transactions as of 31 December 2021 amounts to 3m US dollar (31 December 2020: 3m US dollar).

JOINTLY CONTROLLED ENTITIES
Significant interests in joint ventures include three entities in Brazil, one in Mexico and one in Canada. None of these joint ventures are material to the company. Aggregate amounts of AB InBev’s interest are as follows:

Million US dollar	2021	2020	2019
Non-current assets	8	8	10
Current assets	2	2	3
Non-current liabilities	9	9	11
Current liabilities	2	12	10
Result from operations	(3)	3	3

Profit attributable to equity holders of AB InBev	(2)	3	3

TRANSACTIONS WITH ASSOCIATES
Significant interests in associates are shown in note 16
Investments in associates
. AB InBev’s transactions with associates were as follows:

Million US dollar	2021	2020	2019
Gross profit	58	(118)	(78)
Current assets	57	55	38
Current liabilities	99	115	119
TRANSACTIONS WITH PENSION PLANS
AB InBev’s transactions with pension plans mainly comprise (12)m US dollar other expense to pension plans in the US in 2021 (2020: (12)m US dollar; 2019: (12)m US dollar).

1	The 2021 Executive Committee members’ compensation includes the cost reported for AB InBev’s former CEO up to 30 June 2021 and the costs for the newly appointed CEO for the full year 2021.